UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (8.5%)
International Banks (8.5%)
Credit Suisse NY
0.33%, 12/30/13	$28,000	$28,000
Deutsche Bank AG,
0.35%, 10/30/13	44,100	44,100
0.37%, 11/26/13	25,250	25,250
Lloyds Bank PLC
0.10%, 8/1/13	75,000	75,000
Skandin Ens Banken AB
0.30%, 11/7/13	26,000	25,999
Sumitomo Mitsui Banking Corp.
0.23%, 9/10/13	30,000	30,000
Total Certificates of Deposit (Cost $228,349)		228,349

Commercial Paper (a) (11.9%)
Automobiles (0.7%)
Toyota Motor Credit Corp.,
0.27%, 1/2/14 – 1/6/14	19,000	18,978

International Banks (11.2%)
Deutsche Bank Financial LLC
0.32%, 11/26/13	11,000	10,989
Macquarie Bank Ltd.,
0.22%, 8/15/13 – 8/21/13 (b)	34,700	34,696
NRW Bank
0.09%, 8/2/13	45,000	45,000
Oversea Chinese Banking Corporation,
0.27%, 10/2/13 – 10/4/13	45,100	45,079
Skandin Ens Banken AB
0.31%, 11/1/13 (b)	58,700	58,655
Sumitomo Mitsui Banking Corp.
0.24%, 8/27/13	52,500	52,491
Swedbank AB,
0.24%, 11/21/13 – 11/29/13	9,200	9,193
0.26%, 12/17/13 – 12/19/13	28,700	28,671
United Overseas Bank Ltd.
0.27%, 1/6/14 (b)	15,000	14,982
		299,756
Total Commercial Paper (Cost $318,734)		318,734

Extendible Floating Rate Notes (8.5%)
Banking (8.5%)
Bank of Nova Scotia
(Extendible Maturity Date 8/29/14)
0.33%, 1/31/19	33,000	33,000
JP Morgan Chase Bank NA
(Extendible Maturity Date 8/7/14)
0.35%, 3/7/19	25,000	25,000
Royal Bank of Canada
(Extendible Maturity Date 8/1/14)
0.32%, 4/1/19	55,000	54,996
Svenska Handelsbanken AB
(Extendible Maturity Date 1/15/14)
0.28%, 5/13/16 (b)	36,700	36,700

	Face Amount (000)	Value (000)
Wells Fargo Bank NA,
(Extendible Maturity Date 8/15/14)
0.32%, 7/15/19	$26,500	$26,500
(Extendible Maturity Date 8/20/14)
0.33%, 3/20/19	51,000	51,000
Total Extendible Floating Rate Notes (Cost $227,196)		227,196

Floating Rate Notes (14.9%)
International Banks (14.9%)
ASB Finance Ltd.
0.29%, 1/3/14 (b)	23,000	23,000
BNZ International Funding Ltd.,
0.29%, 12/6/13	13,500	13,500
0.29%, 12/9/13 (b)	12,400	12,400
Credit Suisse NY
0.27%, 10/29/13	47,000	47,000
HSBC Bank PLC
0.27%, 4/10/14	15,000	15,000
National Australia Bank,
0.26%, 10/11/13	53,600	53,600
0.28%, 8/9/13	70,000	70,000
Rabobank Nederland NY
0.33%, 3/24/14	40,000	40,000
Toronto Dominion Bank,
0.27%, 9/13/13 – 10/21/13	63,500	63,500
Westpac Banking Corp.,
0.27%, 8/27/13 – 10/9/13	60,000	60,000
Total Floating Rate Notes (Cost $398,000)		398,000

Repurchase Agreements (35.1%)
ABN Amro Securities LLC, (0.19%, dated 7/31/13, due 8/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 1.00% - 9.15% due 1/15/14 - 10/1/40; valued at $10,500)	10,000	10,000
ABN Amro Securities LLC, (0.29%, dated 7/31/13, due 8/1/13; proceeds $25,000; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
Barclays Capital, Inc., (0.67%, dated 10/12/12, due 10/7/13; proceeds $35,235; fully collateralized by various Common Stocks, Convertible Bonds, 1.88% - 6.00% due 8/15/13 - 9/15/32, a Convertible Preferred Stock, and Preferred Stocks; valued at $37,007) (Demand 8/1/13)	35,000	35,000
BMO Capital Markets Corp., (0.19%, dated 7/31/13, due 8/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 1.75% - 3.13% due 4/29/14 - 6/29/22; valued at $10,500)	10,000	10,000
BNP Paribas Securities Corp., (0.08%, dated 7/19/13, due 11/15/13; proceeds $30,008; fully collateralized by various U.S. Government Agencies, 1.63% - 5.25% due 10/20/22 - 12/20/42; valued at $30,900) (Demand 8/7/13)	30,000	30,000
BNP Paribas Securities Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $50,000; fully collateralized by various U.S. Government Agencies, 4.50% - 5.00% due 10/1/40 - 08/1/41; valued at $51,493)	50,000	50,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.09%, dated 6/3/13, due 9/3/13; proceeds $12,003; fully collateralized by various U.S. Government Agencies, 3.00% due 7/20/40 - 8/20/40; valued at $12,360) (Demand 8/7/13)	$12,000	$12,000
BNP Paribas Securities Corp., (0.09%, dated 6/5/13, due 10/1/13; proceeds $12,004; fully collateralized by a U.S. Government Agency, 3.00% due 5/20/40; valued at $12,330) (Demand 8/7/13)	12,000	12,000
BNP Paribas Securities Corp., (0.09%, dated 7/8/13, due 10/7/13; proceeds $10,002; fully collateralized by various U.S. Government Agencies, 1.75% due 9/20/34 - 6/20/35; valued at $10,300) (Demand 8/7/13)	10,000	10,000
BNP Paribas Securities Corp., (0.24%, dated 7/31/13, due 8/1/13; proceeds $10,000; fully collateralized by various Common Stocks; valued at $10,500)	10,000	10,000
BNP Paribas Securities Corp., (0.24%, dated 7/31/13, due 8/1/13; proceeds $25,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,250)	25,000	25,000
Credit Agricole Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $118,000; fully collateralized by various U.S. Government Agencies, 3.50% due 6/1/42 - 8/1/43; valued at $121,551)	118,000	118,000
Credit Suisse Securities USA, (0.22%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,251)	5,000	5,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/13, due 8/1/13; proceeds $24,280; fully collateralized by a U.S. Government Obligation, 1.75% due 5/15/23; valued at $24,797)	24,280	24,280
Deutsche Bank Securities, Inc., (0.44%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by a Common Stock, various Convertible Bonds, 3.00% - 6.00% due 3/15/14 - 12/15/36, and Convertible Preferred Stocks; valued at $5,646)	5,000	5,000
Goldman Sachs & Co., (0.08%, dated 7/31/13, due 8/1/13; proceeds $25,000; fully collateralized by various U.S. Government Agencies, 1.92% - 3.30% due 5/1/41 - 8/1/43; valued at $25,788)	25,000	25,000
HSBC Securities USA, (0.19%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 1.10% - 6.55% due 2/1/14 - 2/15/39; valued at $5,245)	5,000	5,000
HSBC Securities USA, (0.29%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 2.75% - 12.63% due 9/17/14 - 10/15/39; valued at $5,173)	5,000	5,000
ING Financial Markets LLC, (0.20%, dated 7/31/13, due 8/1/13; proceeds $20,000; fully collateralized by a Corporate Bond, 6.46% (c); valued at $20,828)	20,000	20,000
ING Financial Markets LLC, (0.32%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 8.00% - 10.75% due 2/1/18 - 2/15/20; valued at $5,134)	5,000	5,000
JP Morgan Clearing Corp., (0.25%, dated 7/31/13, due 8/1/13; proceeds $30,000; fully collateralized by various Common Stocks and a Preferred Stock; valued at $31,513)	30,000	30,000
JP Morgan Clearing Corp., (0.64%, dated 7/17/13, due 10/29/13; proceeds $12,523; fully collateralized by various Common Stocks; valued at $13,132) (Demand 10/11/13)	12,500	12,500
JP Morgan Clearing Corp., (0.69%, dated 3/1/13, due 11/3/13; proceeds $40,191; fully collateralized by various Common Stocks, and Convertible Bonds, 3.25% - 5.25% due 03/15/14 - 12/15/25; valued at $43,884) (Demand 9/2/13)	40,000	40,000

	Face Amount (000)	Value (000)
Merrill Lynch Pierce Fenner & Smith, (0.50%, dated 4/11/13, due 10/7/13; proceeds $25,062; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,250) (Demand 8/1/13)	$25,000	$25,000
Merrill Lynch Pierce Fenner & Smith, (0.52%, dated 4/11/13, due 4/4/14; proceeds $17,590; fully collateralized by various Common Stocks, Convertible Preferred Stocks, and Preferred Stocks; valued at $18,380) (Demand 8/1/13)	17,500	17,500
Mizuho Securities USA, Inc., (0.30%, dated 7/31/13, due 8/1/13; proceeds $95,001; fully collateralized by various Common Stocks and a Convertible Bond 2.50% due 8/15/13; valued at $99,751)	95,000	95,000
RBS Securities, Inc., (0.39%, dated 7/31/13, due 8/1/13; proceeds $20,000; fully collateralized by various U.S. Government Agencies, 2.50% - 4.00% due 6/1/33 - 7/1/43; valued at $20,545)	20,000	20,000
SG Americas Securities, (0.29%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
SG Americas Securities, (0.29%, dated 7/31/13, due 8/7/13; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
SG Americas Securities, (0.34%, dated 7/31/13, due 8/1/13; proceeds $10,000; fully collateralized by various Corporate Bonds, 6.63% - 7.63% due 9/15/15 - 5/15/39; valued at $10,570)	10,000	10,000
SG Americas Securities, (0.50%, dated 6/10/13, due 9/9/13; proceeds $5,006; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Wells Fargo Bank NA, (0.08%, dated 7/31/13, due 8/1/13; proceeds $75,000; fully collateralized by various U.S. Government Agencies, 5.50% - 7.02% due 6/23/25 - 4/17/31; valued at $76,409)	75,000	75,000
Wells Fargo Securities LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $150,000; fully collateralized by various U.S. Government Agencies, 2.37% - 5.00% due 1/1/23 - 8/1/43; valued at $154,499)	150,000	150,000
Wells Fargo Securities LLC, (0.30%, dated 7/31/13, due 8/7/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 5.00% - 6.50% due 1/8/16 - 5/1/42; valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (0.40%, dated 7/31/13, due 8/7/13; proceeds $5,000; fully collateralized by various Corporate Bonds, 6.50% - 7.63% due 5/15/20 - 5/1/42; valued at $5,285)	5,000	5,000
Total Repurchase Agreements (Cost $941,280)		941,280

Tax-Exempt Instruments (16.3%)
Closed-End Investment Company (0.4%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.16%, 5/5/41 (b)	10,000	10,000

Municipal Bond (0.6%)
Riverside, CA, Pension Obligation Ser 2013 A BANs (Taxable)
0.65%, 6/1/14	16,940	16,940

Weekly Variable Rate Bonds (15.3%)
California Statewide Communities Development Authority,
Kaiser Permanente Ser 2008 A
0.04%, 4/1/32	26,100	26,100
Kaiser Permanente Ser 2009 C-1
0.04%, 4/1/46	27,000	27,000

	Face Amount (000)	Value (000)
Kaiser Permanente Ser 2009 C-2
0.04%, 4/1/46	$17,500	$17,500
Kaiser Permanente Ser 2009 C-3
0.04%, 4/1/45	34,900	34,900
Chicago Mission AAA Hockey Club, IL, Taxable Ser 2011
0.24%, 5/1/46	5,000	5,000
Colorado Housing & Finance Authority,
Multi-Family Class II 2005 Ser A-3 (AMT)
0.06%, 4/1/40	15,385	15,385
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.05%, 11/1/26	11,255	11,255
Fremont, CA, Ser 2010 COPs
0.04%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4
0.04%, 9/1/24	46,550	46,550
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D
0.04%, 2/15/38	11,200	11,200
Maryland Department of Housing & Community Development,
Community Development Administration Residential 2004 Ser F (AMT)
0.08%, 9/1/35	20,000	20,000
Community Development Administration Residential 2006 Ser G (AMT)
0.08%, 9/1/40	19,000	19,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.05%, 6/15/41	52,200	52,200
New York City, NY, Fiscal 2010 Subser G-4
0.05%, 3/1/39	23,700	23,700
New York State Housing Finance Agency,
Chelsea Apartments 2003 Ser A (AMT)
0.05%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	17,150	17,150
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian)
0.07%, 10/1/36	26,830	26,830
		408,770
Total Tax-Exempt Instruments (Cost $435,710)		435,710

Time Deposit (4.8%)
International Bank (4.8%)
DNB Nor Bank ASA Cayman Islands
0.05%, 8/1/13 (Cost $130,000)	130,000	130,000
Total Investments (100.0%) (Cost $2,679,269)		2,679,269
Other Assets in Excess of Liabilities (0.0%) (d)		139
Net Assets (100.0%)		$2,679,408

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2013.

(d)	Amount is less than 0.05%.
AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
VRDP	Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (18.9%)
International Banks (18.9%)
Credit Suisse NY
0.33%, 12/30/13	$325,000	$325,000
Deutsche Bank AG,
0.35%, 10/30/13	365,900	365,900
0.37%, 11/26/13	193,750	193,750
Lloyds Bank PLC,
0.10%, 8/1/13 – 8/6/13	720,000	720,000
Oversea Chinese Banking Corporation,
0.21%, 11/8/13 – 11/12/13	200,000	200,000
0.25%, 9/19/13	99,000	98,998
0.27%, 10/2/13	200,000	200,000
Skandin Ens Banken AB,
0.28%, 10/7/13	42,200	42,201
0.30%, 11/1/13 – 11/7/13	726,400	726,397
Sumitomo Mitsui Banking Corp.,
0.23%, 9/10/13	224,750	224,750
0.24%, 8/27/13	500,000	499,998
Svenska Handelsbanken AB
0.22%, 11/12/13	500,000	500,000
Total Certificates of Deposit (Cost $4,096,994)		4,096,994

Commercial Paper (a) (7.0%)
Automobiles (0.9%)
Toyota Motor Credit Corp.,
0.27%, 1/2/14 – 1/6/14	205,000	204,760

International Banks (6.1%)
Deutsche Bank Financial LLC
0.32%, 11/26/13	109,100	108,990
NRW Bank,
0.09%, 8/2/13 – 8/5/13	760,000	759,996
Swedbank AB
0.26%, 12/20/13	200,000	199,796
UOB Funding LLC,
0.21%, 10/23/13	50,000	49,976
0.22%, 11/15/13	200,000	199,870
		1,318,628
Total Commercial Paper (Cost $1,523,388)		1,523,388

Extendible Floating Rate Notes (7.4%)
International Banks (7.4%)
Bank of Nova Scotia
(Extendible Maturity Date 8/29/14)
0.33%, 1/31/19	237,250	237,250
JP Morgan Chase Bank NA
(Extendible Maturity Date 8/7/14)
0.35%, 3/7/19	420,000	420,000
Royal Bank of Canada
(Extendible Maturity Date 8/1/14)
0.32%, 4/1/19	370,000	369,974
Wells Fargo Bank NA,
(Extendible Maturity Date 8/15/14)
0.32%, 7/15/19	219,000	219,000

	Face Amount (000)	Value (000)
(Extendible Maturity Date 8/20/14)
0.33%, 3/20/19	$352,000	$352,000
Total Extendible Floating Rate Notes (Cost $1,598,224)		1,598,224

Floating Rate Notes (12.6%)
International Banks (12.6%)
Credit Suisse NY
0.27%, 10/29/13	337,500	337,500
National Australia Bank,
0.26%, 10/11/13	474,100	474,100
0.28%, 8/9/13	445,900	445,900
Rabobank Nederland NY
0.33%, 3/24/14	603,500	603,500
Toronto Dominion Bank,
0.27%, 9/13/13 – 10/21/13	496,500	496,500
Westpac Banking Corp.,
0.27%, 8/27/13 – 10/9/13	371,000	370,999
Total Floating Rate Notes (Cost $2,728,499)		2,728,499

Repurchase Agreements (41.1%)
ABN Amro Securities LLC, (0.09%, dated 7/31/13, due 8/1/13; proceeds $215,001; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 7/1/20 - 7/1/42; valued at $221,393)	215,000	215,000
ABN Amro Securities LLC, (0.19%, dated 7/31/13, due 8/1/13; proceeds $90,000; fully collateralized by various Corporate Bonds, 1.00% - 9.15% due 9/15/13 - 7/15/41; valued at $94,528)	90,000	90,000
ABN Amro Securities LLC, (0.29%, dated 7/31/13, due 8/1/13; proceeds $150,001; fully collateralized by various Common Stocks; valued at $157,584)	150,000	150,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $500,950; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 8/1/25 - 7/1/43; valued at $514,819) (Demand 8/7/13)	500,000	500,000
Bank of Nova Scotia, (0.20%, dated 3/15/13, due 3/10/14; proceeds $275,550; fully collateralized by various U.S. Government Agencies, 3.00% - 5.50% due 6/1/26 - 7/1/43; valued at $283,394) (Demand 8/7/13)	275,000	275,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $100,202; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 8/1/26 - 6/1/43; valued at $103,147) (Demand 8/7/13)	100,000	100,000
Barclays Capital, Inc., (0.67%, dated 10/12/12, due 10/7/13; proceeds $216,441; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 6.00% due 11/15/13 - 12/15/66, Convertible Preferred Stocks, and Preferred Stocks; valued at $228,738) (Demand 8/1/13)	215,000	215,000
BMO Capital Markets Corp., (0.19%, dated 7/31/13, due 8/1/13; proceeds $45,000; fully collateralized by various Corporate Bonds, 0.72% - 8.63% due 8/15/13 - 6/15/29; valued at $47,232)	45,000	45,000
BNP Paribas Securities Corp., (0.08%, dated 7/19/13, due 11/15/13; proceeds $175,046; fully collateralized by various U.S. Government Agencies, 1.63% - 6.50% due 9/1/15 - 3/1/50; valued at $180,250) (Demand 8/7/13)	175,000	175,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $95,000; fully collateralized by various U.S. Government Agencies, 4.00% due 1/1/42 - 3/1/42; valued at $97,913)	$95,000	$95,000
BNP Paribas Securities Corp., (0.09%, dated 6/3/13, due 9/3/13; proceeds $95,022; fully collateralized by various U.S. Government Agencies, 1.63% - 5.00% due 1/20/22 - 2/20/43; valued at $97,850) (Demand 8/7/13)	95,000	95,000
BNP Paribas Securities Corp., (0.09%, dated 6/5/13, due 10/1/13; proceeds $100,030; fully collateralized by various U.S. Government Agencies, 1.43% - 7.50% due 3/1/14 - 4/1/43; valued at $102,971) (Demand 8/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.09%, dated 7/8/13, due 10/7/13; proceeds $200,046; fully collateralized by various U.S. Government Agencies, 1.63% - 6.50% due 1/1/19 - 7/1/43; valued at $206,000) (Demand 8/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.24%, dated 7/31/13, due 8/1/13; proceeds $275,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $288,639)	275,000	275,000
BNP Paribas Securities Corp., (0.24%, dated 7/31/13, due 8/1/13; proceeds $90,001; fully collateralized by various Common Stocks; valued at $94,501)	90,000	90,000
BNP Paribas Securities Corp., (0.48%, dated 7/5/13, due 10/3/13; proceeds $100,120; fully collateralized by various Corporate Bonds, 0.57% - 12.63% due 9/10/15 - 6/1/67; valued at $105,890)	100,000	100,000
BNP Paribas Securities Corp., (0.55%, dated 4/26/13, due 10/28/13; proceeds $50,141; fully collateralized by various Corporate Bonds, 1.32% - 11.25% due 4/14/14 - 6/15/32; valued at $52,923) (Demand 8/7/13)	50,000	50,000
Citibank NA, (0.06%, dated 7/31/13, due 8/7/13; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 6/1/22 - 11/15/42; valued at $102,972)	100,000	100,000
Credit Agricole Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $297,001; fully collateralized by various U.S. Government Agencies, 2.50% - 4.00% due 2/1/27 - 2/1/43; valued at $305,830)	297,000	297,000
Credit Suisse Securities USA, (0.16%, dated 7/31/13, due 8/1/13; proceeds $50,000; fully collateralized by a U.S. Government Agency, 2.64% due 9/13/23; valued at $50,466)	50,000	50,000
Credit Suisse Securities USA, (0.22%, dated 7/31/13, due 8/1/13; proceeds $95,001; fully collateralized by various Common Stocks; valued at $99,760)	95,000	95,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/13, due 8/1/13; proceeds $36,100; fully collateralized by a U.S. Government Obligation, 1.75% due 5/15/23; valued at $36,845)	36,100	36,100
Deutsche Bank Securities, Inc., (0.44%, dated 7/31/13, due 8/1/13; proceeds $95,001; fully collateralized by various Common Stocks, Convertible Bonds, 3.00% - 5.50% due 3/15/14 - 12/15/36, and Convertible Preferred Stocks; valued at $102,421)	95,000	95,000
Goldman Sachs & Co., (0.08%, dated 7/31/13, due 8/1/13; proceeds $70,000; fully collateralized by a U.S. Government Agency, 3.50% due 8/15/42; valued at $72,106)	70,000	70,000
HSBC Securities USA, (0.10%, dated 7/31/13, due 8/1/13; proceeds $100,000; fully collateralized by various U.S. Government Agencies, 3.50% due 2/1/43; valued at $102,702)	100,000	100,000
HSBC Securities USA, (0.19%, dated 7/31/13, due 8/1/13; proceeds $45,000; fully collateralized by various Corporate Bonds, 3.80% - 6.85% due 8/28/17- 8/2/42; valued at $46,681)	45,000	45,000

	Face Amount (000)	Value (000)
HSBC Securities USA, (0.29%, dated 7/31/13, due 8/1/13; proceeds $70,001; fully collateralized by various Corporate Bonds, 0.27% - 12.63% due 9/27/13 - 12/30/49; valued at $72,972)	$70,000	$70,000
ING Financial Markets LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $350,001; fully collateralized by various U.S. Government Agencies, 1.71% - 6.17% due 12/1/19 - 6/1/46; valued at $359,589)	350,000	350,000
ING Financial Markets LLC, (0.20%, dated 7/31/13, due 8/1/13; proceeds $325,002; fully collateralized by various Corporate Bonds, 1.22% - 10.75% due 4/11/14 - 6/15/67 (b); valued at $336,430)	325,000	325,000
ING Financial Markets LLC, (0.32%, dated 7/31/13, due 8/1/13; proceeds $75,001; fully collateralized by various Corporate Bonds, 7.45% - 13.00% due 6/15/15 - 8/15/27; valued at $77,759)	75,000	75,000
JP Morgan Clearing Corp., (0.25%, dated 7/31/13, due 8/1/13; proceeds $270,002; fully collateralized by various Common Stocks and a Preferred Stock; valued at $283,532)	270,000	270,000
JP Morgan Clearing Corp., (0.64%, dated 7/17/13, due 10/29/13; proceeds $112,707; fully collateralized by various Common Stocks and Convertible Bonds, 1.25% - 5.00% due 7/31/13 - 12/15/38; valued at $126,270) (Demand 10/11/13)	112,500	112,500
JP Morgan Clearing Corp., (0.69%, dated 3/1/13, due 11/3/13; proceeds $311,478; fully collateralized by various Common Stocks and Convertible Bonds, 0.88% - 6.00% due 7/31/13 - 11/15/29; valued at $349,822) (Demand 9/2/13)	310,000	310,000
Merrill Lynch Pierce Fenner & Smith, (0.50%, dated 4/11/13, due 10/7/13; proceeds $175,435; fully collateralized by various Common Stocks, Convertible Bonds, 2.00% - 5.50% due 5/15/14 - 6/15/29, Convertible Preferred Stocks, and Preferred Stocks; valued at $185,657) (Demand 8/1/13)	175,000	175,000
Merrill Lynch Pierce Fenner & Smith, (0.52, dated 4/11/13, due 4/4/14; proceeds $183,444; fully collateralized by various Common Stocks, Convertible Bonds, 1.88% - 2.00% due 5/15/14 - 9/15/32, Convertible Preferred Stocks, and Preferred Stocks; valued at $192,974) (Demand 8/1/13)	182,500	182,500
RBC Capital Markets LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $250,001; fully collateralized by various U.S. Government Agencies, 2.50% - 3.50% due 4/1/28 - 5/1/42; valued at $257,402)	250,000	250,000
RBC Capital Markets LLC, (0.12%, dated 7/3/13, due 1/2/14; proceeds $250,153; fully collateralized by various U.S. Government Agencies, 1.37% - 5.00% due 9/1/26 - 9/1/44; valued at $257,464) (Demand 8/7/13)	250,000	250,000
RBC Capital Markets LLC, (0.14%, dated 4/10/13, due 10/9/13; proceeds $350,248; fully collateralized by various U.S. Government Agencies, 1.37% - 4.20% due 2/1/17 - 9/1/44; valued at $360,568) (Demand 8/7/13)	350,000	350,000
RBC Capital Markets LLC, (0.16%, dated 7/31/13, due 8/1/13; proceeds $200,001; fully collateralized by various Corporate Bonds, Zero Coupon - 9.63% due 8/15/13 - 1/15/43; valued at $210,081)	200,000	200,000
RBS Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $175,000; fully collateralized by various U.S. Government Agencies, 0.35% - 0.50% due 3/18/15 - 4/29/16; valued at $178,235)	175,000	175,000
RBS Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $250,001; fully collateralized by various U.S. Government Agencies, 0.50% - 3.00% due 1/15/16 - 8/8/19; valued at $254,750)	250,000	250,000

	Face Amount (000)	Value (000)
RBS Securities, Inc., (0.39%, dated 7/31/13, due 8/1/13; proceeds $180,002; fully collateralized by various Corporate Bonds, Zero Coupon - 6.13% due 8/23/13 - 9/30/31, and U.S. Government Agencies, 2.00% - 11.50% due 12/1/13 - 1/1/49; valued at $186,020)	$180,000	$180,000
SG Americas Securities, (0.29%, dated 7/31/13, due 8/1/13; proceeds $245,002; fully collateralized by various Common Stocks; valued at $257,175)	245,000	245,000
SG Americas Securities, (0.29%, dated 7/31/13, due 8/7/13; proceeds $195,011; fully collateralized by various Common Stocks; valued at $204,604)	195,000	195,000
SG Americas Securities, (0.34%, dated 7/31/13, due 8/1/13; proceeds $240,002; fully collateralized by various Corporate Bonds, 4.21% - 12.25% due 3/1/14 - 5/15/68; valued at $254,357)	240,000	240,000
SG Americas Securities, (0.39%, dated 7/5/13, due 8/9/13; proceeds $25,009; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
SG Americas Securities, (0.50%, dated 6/10/13, due 9/9/13; proceeds $20,025; fully collateralized by various Common Stocks; valued at $21,000)	20,000	20,000
Wells Fargo Bank NA, (0.08%, dated 7/31/13, due 8/1/13; proceeds $485,001; fully collateralized by various U.S. Government Agencies, Zero Coupon - 8.43% due 8/1/13 - 12/23/41, and U.S. Government Obligations, Zero Coupon - 3.00% due 8/15/13 - 11/15/26; valued at $494,672)	485,000	485,000
Wells Fargo Securities LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $100,000; fully collateralized by a U.S. Government Agency, 5.40% due 5/1/28, and a U.S. Government Obligation, 1.00% due 1/15/14; valued at $102,047)	100,000	100,000
Wells Fargo Securities LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $225,001; fully collateralized by various U.S. Government Agencies, 2.00% - 5.00% due 10/1/25 - 7/1/43; valued at $231,890)	225,000	225,000
Wells Fargo Securities LLC, (0.30%, dated 7/31/13, due 8/7/13; proceeds $95,006; fully collateralized by various Corporate Bonds, Zero Coupon - 10.20% due 8/15/13 - 3/15/87 (b); valued at $99,750)	95,000	95,000
Wells Fargo Securities LLC, (0.40%, dated 7/31/13, due 8/7/13; proceeds $95,007; fully collateralized by various Corporate Bonds, 1.90% - 11.88% due 8/1/13 - 6/15/68 (b); valued at $100,282)	95,000	95,000
Total Repurchase Agreements (Cost $8,908,100)		8,908,100

Tax-Exempt Instruments (7.9%)
Closed-End Investment Company (0.2%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.16%, 5/5/41 (c)	35,000	35,000

Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.09%, 3/1/33	19,940	19,940

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (7.6%)
California Educational Facilities Authority, California Institute of Technology 2006 Ser B
0.04%, 10/1/36	$20,000	$20,000
California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 L
0.03%, 4/1/38	60,000	60,000
Colorado Housing & Finance Authority,
Multi-Family Class 1 2006 Ser A-1 (Taxable)
0.16%, 10/1/36	32,840	32,840
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.05%, 11/1/26	38,260	38,260
Single Family Mortgage Class I 2007 Ser B-2 (AMT)
0.06%, 5/1/38	25,000	25,000
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.06%, 8/15/42	10,285	10,285
JEA, FL, Electric System Ser Three 2008 B-2
0.05%, 10/1/40	34,900	34,900
Kansas Department of Transportation,
Highway Ser 2002 C-1
0.04%, 9/1/19	20,465	20,465
Highway Ser 2002 C-2
0.04%, 9/1/19	22,800	22,800
Highway Ser 2004 C-2
0.05%, 9/1/22	16,215	16,215
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5
0.04%, 7/1/34	32,000	32,000
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 A
0.03%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D
0.04%, 2/15/38	16,200	16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc. Ser 2011 K-2
0.05%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1
0.04%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.04%, 8/1/29	44,585	44,585
Michigan State University, Ser 2000 A
0.05%, 8/15/30	25,935	25,935
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable)
0.19%, 7/1/38	5,715	5,715
Residential Housing Finance 2007 Ser T (Taxable)
0.19%, 7/1/48	16,635	16,635
Minnesota Office of Higher Education,
Supplemental Student Loan 2012 Ser A (Taxable)
0.15%, 8/1/47	10,861	10,861
Supplemental Student Loan 2012 Ser B (AMT)
0.06%, 8/1/47	45,000	45,000
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.05%, 6/1/32	36,260	36,260

	Face Amount (000)	Value (000)
Dartmouth College Ser 2003
0.04%, 6/1/23	$44,860	$44,860
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A
0.05%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 1999 2nd Ser Subser A-2
0.05%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.05%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4
0.05%, 3/1/39	100,000	100,000
New York State Dormitory Authority,
City University System Cons 5th Ser 2008 D
0.04%, 7/1/31	24,400	24,400
Mental Health Services Facilities Ser 2003D-2F
0.05%, 2/15/31	29,235	29,235
Rockefeller University Ser 2009 B
0.04%, 7/1/40	32,750	32,750
New York State Housing Finance Agency,
Clinton Green North Ser 2006 A (AMT)
0.05%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A
0.05%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated group Ser 2004 A
0.08%, 11/1/34	76,650	76,650
Orlando Utilities Commission, FL, Utility System Ser 2008-1
0.04%, 10/1/33	52,000	52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT)
0.06%, 10/1/34	8,725	8,725
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A
0.05%, 6/1/29	35,250	35,250
Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A
0.04%, 10/1/38	75,000	75,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.06%, 5/1/30	43,000	43,000
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.06%, 5/1/39	45,000	45,000
University of Massachusetts Building Authority, Senior Ser 2011-1
0.03%, 11/1/34	87,290	87,290
University of Texas Regents,
Financing System Ser 2008 B
0.03%, 8/1/16	16,495	16,495
0.05%, 8/1/25 – 8/1/32	63,180	63,180
Wake County, NC,
Public Improvement Ser 2003 C
0.05%, 4/1/19 – 4/1/20	14,160	14,160
School Ser 2007 B
0.05%, 3/1/24	14,800	14,800

	Face Amount (000)	Value (000)
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT)
0.06%, 9/1/35	$25,500	$25,500
		1,654,816
Total Tax-Exempt Instruments (Cost $1,709,756)		1,709,756

Time Deposits (5.1%)
Domestic Banks (5.1%)
US Bank Cayman Islands,
0.08%, 8/1/13	100,000	100,000
0.11%, 8/1/13	1,020,000	1,020,000
Total Time Deposits (Cost $1,120,000)		1,120,000
Total Investments (100.0%) (Cost $21,684,961)		21,684,961
Other Assets in Excess of Liabilities (0.0%) (d)		2,110
Net Assets (100.0%)		$21,687,071

(a)	The rates shown are the effective yields at the date of purchase.
(b)

Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2013.

(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Amount is less than 0.05%.
AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (34.4%)
Federal Farm Credit Bank,
0.16%, 10/27/14 (a)	$53,490	$53,504
0.20%, 8/27/14 (a)	30,000	30,021
3.88%, 10/7/13	9,000	9,062
Federal Home Loan Bank,
0.05%, 8/21/13 (b)	100,000	99,997
0.08%, 8/21/13 (b)	122,000	121,995
0.09%, 8/21/13 – 8/28/13 (b)	520,215	520,183
0.09%, 1/24/14 – 2/5/14	680,000	679,930
0.10%, 11/1/13 – 12/20/13	615,840	615,806
0.10%, 1/17/14 – 1/22/14 (b)	353,522	353,362
0.11%, 9/25/13 – 12/4/13 (b)	204,540	204,483
0.11%, 1/15/14	222,250	222,237
0.11%, 1/15/14 – 1/22/14 (a)	614,000	613,979
0.12%, 8/9/13 (b)	170,000	169,995
0.12%, 8/19/13	157,000	156,997
0.12%, 2/18/14 (a)	190,000	189,998
0.13%, 8/9/13 (b)	49,500	49,499
0.13%, 10/15/13	41,000	40,998
0.13%, 5/13/14 – 5/15/14 (a)	475,000	474,995
0.14%, 9/4/13 – 12/19/14 (a)	1,391,400	1,391,297
0.15%, 8/30/13 (b)	83,500	83,490
0.15%, 9/27/13	212,000	211,998
0.17%, 12/6/13 (a)	56,850	56,843
0.50%, 8/28/13	82,500	82,525
3.13%, 12/13/13	25,000	25,271
Federal Home Loan Mortgage Corporation,
0.13%, 9/13/13 (a)	214,000	213,995
0.15%, 8/12/13 (b)	50,000	49,998
0.88%, 10/28/13	82,000	82,142
Federal National Mortgage Association,
0.13%, 1/2/14 (b)	175,500	175,406
0.14%, 8/14/13 (b)	81,000	80,996
0.15%, 8/21/13 – 9/3/13 (b)	495,500	495,439
0.75%, 12/18/13	50,000	50,118
1.00%, 9/23/13	165,500	165,710
1.25%, 2/27/14	84,538	85,084
Total U.S. Agency Securities (Cost $7,857,353)		7,857,353

U.S. Treasury Securities (0.6%)
U.S. Treasury Notes,
0.13%, 8/31/13	45,000	44,999
1.25%, 2/15/14	90,000	90,557
Total U.S. Treasury Securities (Cost $135,556)		135,556

Repurchase Agreements (65.8%)
ABN Amro Securities LLC, (0.07%, dated 7/31/13, due 8/1/13; proceeds $400,001; fully collateralized by various U.S. Government Agencies, 0.50% - 3.00% due 2/27/14 - 9/29/17; valued at $408,636)	400,000	400,000
ABN Amro Securities LLC, (0.09%, dated 7/31/13, due 8/1/13; proceeds $135,000; fully collateralized by various U.S. Government Agencies, 1.25% - 5.50% due 2/27/14 - 1/1/43; valued at $138,613)	135,000	135,000

	Face Amount (000)	Value (000)
Bank of Montreal, (0.04%, dated 7/29/13, due 8/5/13; proceeds $235,002; fully collateralized by various U.S. Government Obligations, 0.25% - 8.88% due 8/15/13 - 2/15/39; valued at $239,661)	$235,000	$235,000
Bank of Montreal, (0.06%, dated 7/3/13, due 8/2/13; proceeds $48,002; fully collateralized by various U.S. Government Obligations, 0.25% - 2.75% due 5/31/15 - 11/15/21; valued at $48,950)	48,000	48,000
Bank of Nova Scotia, (0.07%, dated 7/31/13, due 8/1/13; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 1.00% - 4.00% due 2/15/15 - 3/31/17; valued at $305,509)	300,000	300,000
Bank of Nova Scotia, (0.09%, dated 7/31/13, due 8/1/13; proceeds $30,000; fully collateralized by a U.S. Government Obligation, 2.13% due 12/31/15; valued at $30,553)	30,000	30,000
Bank of Nova Scotia, (0.17%, dated 1/11/13, due 1/3/14; proceeds $400,674; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 8/1/25 - 7/1/43; valued at $412,054) (Demand 8/7/13)	400,000	400,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $425,808; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 3/1/26 - 7/1/43; valued at $437,605) (Demand 8/7/13)	425,000	425,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $75,151; fully collateralized by various U.S. Government Agencies, 2.50% - 6.00% due 4/1/26 - 6/1/43; valued at $77,340) (Demand 8/7/13)	75,000	75,000
Bank of Nova Scotia, (0.21%, dated 9/20/12, due 9/13/13; proceeds $400,835; fully collateralized by various U.S. Government Agencies, 2.50% - 6.00% due 8/1/26 - 7/1/43; valued at $412,175) (Demand 8/7/13)	400,000	400,000
Bank of Nova Scotia, (0.24%, dated 8/6/12, due 8/1/13; proceeds $200,480; fully collateralized by various U.S. Government Agencies, 2.50% - 6.00% due 6/1/26 - 5/1/52; valued at $206,041)	200,000	200,000
Barclays Capital, Inc., (0.06%, dated 7/31/13, due 8/7/13; proceeds $270,003; fully collateralized by various U.S. Government Agencies, 2.00% - 7.00% due 6/1/18 - 6/1/43; valued at $278,207)	270,000	270,000
Barclays Capital, Inc., (0.07%, dated 7/31/13, due 8/1/13; proceeds $75,000; fully collateralized by a U.S. Government Obligation, 0.25% due 12/15/15; valued at $76,524)	75,000	75,000
BMO Capital Markets Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $40,000; fully collateralized by various U.S. Government Agencies, 3.00% - 6.00% due 10/1/27 - 11/1/42; valued at $41,256)	40,000	40,000
BMO Capital Markets Corp., (0.09%, dated 6/6/13, due 9/6/13; proceeds $130,030; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 12/1/18 - 3/1/43, and U.S. Government Obligations, 1.38% - 2.00% due 6/30/18 - 2/15/23; valued at $133,864) (Demand 8/7/13)	130,000	130,000
BNP Paribas Securities Corp., (0.04%, dated 7/31/13, due 8/13/13; proceeds $100,001; fully collateralized by various U.S. Government Obligations, Zero Coupon due 2/15/27 - 5/15/42; valued at $102,000) (Demand 8/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.06%, dated 7/31/13, due 8/1/13; proceeds $250,000; fully collateralized by various U.S. Government Obligations, 1.00% - 4.00% due 2/28/14 - 6/30/19; valued at $255,478)	250,000	250,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.08%, dated 7/19/13, due 11/15/13; proceeds $135,036; fully collateralized by various U.S. Government Agencies, 2.04% - 7.00% due 9/1/17 - 5/1/43; valued at $139,050) (Demand 8/7/13)	$135,000	$135,000
BNP Paribas Securities Corp., (0.08%, dated 7/24/13, due 11/21/13; proceeds $420,112; fully collateralized by various U.S. Government Agencies, Zero Coupon - 6.50% due 2/1/25 - 7/1/43; valued at $432,462) (Demand 8/7/13)	420,000	420,000
BNP Paribas Securities Corp., (0.08%, dated 7/29/13, due 11/26/13; proceeds $200,053; fully collateralized by various U.S. Government Agencies, 1.63% - 6.50% due 5/1/20 - 10/1/46; valued at $206,000) (Demand 8/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $100,000; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 1/1/42 - 7/1/42; valued at $103,021)	100,000	100,000
BNP Paribas Securities Corp., (0.09%, dated 6/3/13, due 9/3/13; proceeds $52,012; fully collateralized by various U.S. Government Agencies, 1.63% - 3.50% due 2/20/35 - 3/20/42; valued at $53,538) (Demand 8/7/13)	52,000	52,000
BNP Paribas Securities Corp., (0.09%, dated 6/5/13, due 10/1/13; proceeds $60,018; fully collateralized by various U.S. Government Agencies, 0.88% - 5.50% due 9/20/17 - 5/20/42; valued at $61,800) (Demand 8/7/13)	60,000	60,000
BNP Paribas Securities Corp., (0.09%, dated 7/8/13, due 10/7/13; proceeds $250,057; fully collateralized by various U.S. Government Agencies, 2.00% - 7.00% due 10/1/17 - 7/1/43; valued at $257,500) (Demand 8/7/13)	250,000	250,000
BNP Paribas Securities Corp., (0.14%, dated 4/3/13, due 10/3/13; proceeds $200,142; fully collateralized by various U.S. Government Agencies, 1.90% - 6.50% due 4/1/16 - 4/15/43; valued at $206,000) (Demand 8/7/13)	200,000	200,000
Citibank NA, (0.06%, dated 7/31/13, due 8/7/13; proceeds $400,005; fully collateralized by various U.S. Government Agencies, 2.00% - 11.00% due 2/1/17 - 7/20/43; valued at $411,972)	400,000	400,000
Credit Agricole Corp., (0.06%, dated 7/31/13, due 8/1/13; proceeds $350,001; fully collateralized by various U.S. Government Obligations, 1.00% - 2.75% due 1/15/14 - 8/15/42; valued at $357,268)	350,000	350,000
Credit Agricole Corp., (0.07%, dated 7/31/13, due 8/7/13; proceeds $200,003; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 6/1/27 - 5/1/42; valued at $205,941)	200,000	200,000
Credit Agricole Corp., (0.08%, dated 7/31/13, due 8/1/13; proceeds $150,000; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 1/1/41 - 10/1/42; valued at $154,462)	150,000	150,000
Credit Suisse Securities USA, (0.10%, dated 7/22/13, due 10/21/13; proceeds $100,025; fully collateralized by various U.S. Government Agencies, 3.50% - 5.50% due 3/1/18 - 9/1/41; valued at $102,660)	100,000	100,000
Credit Suisse Securities USA, (0.10%, dated 7/23/13, due 10/21/13; proceeds $55,014; fully collateralized by various U.S. Government Agencies, 3.00% - 3.50% due 4/1/33 - 3/1/43; valued at $56,507)	55,000	55,000
Credit Suisse Securities USA, (0.10%, dated 7/29/13, due 10/28/13; proceeds $100,025; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 6/1/26 - 6/1/43; valued at $102,696)	100,000	100,000
Credit Suisse Securities USA, (0.12%, dated 7/9/13, due 10/9/13; proceeds $100,031; fully collateralized by various U.S. Government Agencies, 4.00% - 5.00% due 3/1/41 - 9/1/41; valued at $102,643)	100,000	100,000

	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.13%, dated 7/2/13, due 10/1/13; proceeds $200,066; fully collateralized by various U.S. Government Agencies, 3.50% - 6.00% due 2/1/30 - 7/1/43; valued at $205,339)	$200,000	$200,000
Credit Suisse Securities USA, (0.15%, dated 5/13/13, due 8/13/13; proceeds $80,031; fully collateralized by various U.S. Government Agencies, 3.00% - 4.00% due 4/1/33 - 6/1/43; valued at $82,150)	80,000	80,000
Credit Suisse Securities USA, (0.16%, dated 5/3/13, due 8/1/13; proceeds $100,040; fully collateralized by various U.S. Government Agencies, 3.50% - 5.00% due 1/1/40 - 12/1/42; valued at $102,678)	100,000	100,000
Credit Suisse Securities USA, (0.16%, dated 5/6/13, due 8/5/13; proceeds $100,040; fully collateralized by various U.S. Government Agencies, 3.50% - 4.00% due 6/1/26 - 6/1/42; valued at $102,693)	100,000	100,000
Deutsche Bank Securities, Inc., (0.06%, dated 7/17/13, due 8/16/13; proceeds $130,007; fully collateralized by various U.S. Government Agencies, 3.50% - 6.50% due 10/1/26 - 7/1/43; valued at $133,735)	130,000	130,000
Deutsche Bank Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $145,000; fully collateralized by a U.S. Government Obligation, 0.75% due 3/31/18; valued at $148,378)	145,000	145,000
Deutsche Bank Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $27,470; fully collateralized by a U.S. Government Obligation, 1.75% due 5/15/23; valued at $28,010)	27,470	27,470
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/13, due 8/1/13; proceeds $5,000; fully collateralized by a U.S. Government Obligation, 1.75% due 5/15/23; valued at $5,100)	5,000	5,000
Goldman Sachs & Co., (0.05%, dated 7/30/13, due 8/6/13; proceeds $110,001; fully collateralized by various U.S. Government Agencies, 3.50% due 6/20/42 - 4/20/43; valued at $113,324)	110,000	110,000
Goldman Sachs & Co., (0.06%, dated 7/31/13, due 8/7/13; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.00% due 11/20/41 - 5/20/43; valued at $102,994)	100,000	100,000
HSBC Securities USA, (0.07%, dated 7/31/13, due 8/1/13; proceeds $275,001; fully collateralized by a U.S. Government Obligation, 3.13% due 2/15/42; valued at $276,156)	275,000	275,000
HSBC Securities USA, (0.10%, dated 7/31/13, due 8/1/13; proceeds $175,000; fully collateralized by various U.S. Government Agencies, 3.50% - 5.85% due 9/15/29 - 3/15/47; valued at $179,562)	175,000	175,000
ING Financial Markets LLC, (0.04%, dated 7/30/13, due 8/6/13; proceeds $400,003; fully collateralized by various U.S. Government Agencies, 1.95% - 6.23% due 4/1/18 - 9/1/47; valued at $411,120)	400,000	400,000
ING Financial Markets LLC, (0.08%, dated 7/29/13, due 10/25/13; proceeds $117,023; fully collateralized by various U.S. Government Agencies, 2.28% - 6.01% due 8/1/35 - 1/1/41; valued at $120,186)	117,000	117,000
ING Financial Markets LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $245,001; fully collateralized by various U.S. Government Agencies, 1.37% - 4.98% due 4/1/35 - 10/1/44; valued at $251,841)	245,000	245,000
Merrill Lynch Pierce Fenner & Smith, (0.06%, dated 7/10/13, due 9/9/13; proceeds $360,037; fully collateralized by various U.S. Government Obligations, Zero Coupon - 3.75% due 10/31/13 - 2/15/40; valued at $367,963) (Demand 8/7/13)	360,000	360,000
Merrill Lynch Pierce Fenner & Smith, (0.16%, dated 4/10/13, due 10/11/13; proceeds $110,090; fully collateralized by a U.S. Government Obligation, Zero Coupon due 11/14/13; valued at $112,000) (Demand 9/4/13)	110,000	110,000

	Face Amount (000)	Value (000)
Merrill Lynch Pierce Fenner & Smith, (0.16%, dated 4/10/13, due 8/12/13; proceeds $116,564; fully collateralized by various U.S. Government Obligations, Zero Coupon - 0.75% due 11/14/13 - 6/30/17; valued at $119,011) (Demand 8/7/13)	$116,500	$116,500
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 3/1/13, due 9/3/13; proceeds $113,117; fully collateralized by a U.S. Government Obligation, Zero Coupon due 11/14/13; valued at $115,000) (Demand 8/7/13)	113,000	113,000
RBC Capital Markets LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $210,000; fully collateralized by various U.S. Government Agencies, 2.82% - 4.50% due 5/1/16 - 3/1/42; valued at $216,354)	210,000	210,000
RBC Capital Markets LLC, (0.11%, dated 5/28/13, due 8/26/13; proceeds $70,019; fully collateralized by various U.S. Government Agencies, 1.37% - 5.00% due 10/1/25 - 9/1/44; valued at $72,100)	70,000	70,000
RBC Capital Markets LLC, (0.12%, dated 7/3/13, due 1/2/14; proceeds $250,153; fully collateralized by various U.S. Government Agencies, 1.37% - 5.00% due 3/1/23 - 9/1/44; valued at $257,267) (Demand 8/7/13)	250,000	250,000
RBC Capital Markets LLC, (0.14%, dated 4/10/13, due 10/9/13; proceeds $150,106; fully collateralized by various U.S. Government Agencies, 1.37% - 4.50% due 12/1/30 - 9/1/44; valued at $154,418) (Demand 8/7/13)	150,000	150,000
RBC Capital Markets LLC, (0.14%, dated 4/15/13, due 10/15/13; proceeds $150,107; fully collateralized by various U.S. Government Agencies, 1.37% - 5.00% due 10/1/36 - 9/1/44; valued at $154,542) (Demand 8/7/13)	150,000	150,000
RBC Capital Markets LLC, (0.14%, dated 4/18/13, due 10/17/13; proceeds $300,212; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 1/1/28 - 4/1/42; valued at $309,349) (Demand 8/7/13)	300,000	300,000
RBS Securities, Inc., (0.06%, dated 7/31/13, due 8/1/13; proceeds $1,750,003; fully collateralized by various U.S. Government Obligations, 0.13% - 2.63% due 4/30/16 - 7/15/23; valued at $1,783,973)	1,750,000	1,750,000
RBS Securities, Inc., (0.06%, dated 7/31/13, due 8/1/13; proceeds $150,000; fully collateralized by various U.S. Government Obligations, 2.00% - 2.13% due 1/15/26 - 2/15/40; valued at $152,472)	150,000	150,000
RBS Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $275,001; fully collateralized by various U.S. Government Agencies, 0.50% - 3.10% due 12/29/14 - 6/29/32; valued at $279,299)	275,000	275,000
Societe Generale, (0.04%, dated 7/30/13, due 8/6/13; proceeds $200,002; fully collateralized by various U.S. Government Agencies, 0.60% - 5.50% due 10/1/17 - 5/1/43; valued at $206,120)	200,000	200,000
Societe Generale, (0.06%, dated 7/31/13, due 8/1/13; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 0.13% - 2.00% due 7/15/14 - 7/15/21; valued at $305,858)	300,000	300,000
Societe Generale, (0.07%, dated 7/31/13, due 8/7/13; proceeds $200,003; fully collateralized by various U.S. Government Agencies, 2.05% - 5.50% due 11/1/23 - 5/1/43; valued at $206,156)	200,000	200,000
Societe Generale, (0.08%, dated 7/31/13, due 8/1/13; proceeds $650,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 11/1/25 - 4/1/53; valued at $669,487)	650,000	650,000
Wells Fargo Bank NA, (0.08%, dated 7/31/13, due 8/1/13; proceeds $155,000; fully collateralized by various U.S. Government Agencies, 1.63% - 8.43% due 12/09/16 - 10/29/37, and a U.S. Government Obligation, 0.25% due 4/15/16; valued at $158,009)	155,000	155,000

	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.06%, dated 7/31/13, due 8/1/13; proceeds $300,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.75% due 8/15/13 - 11/15/42; valued at $306,209)	$300,000	$300,000
Wells Fargo Securities LLC, (0.07%, dated 7/31/13, due 8/1/13; proceeds $500,001; fully collateralized by various U.S. Government Agencies, Zero Coupon - 10.35% due 8/1/13 - 1/15/48; valued at $510,634)	500,000	500,000
Wells Fargo Securities LLC, (0.08%, dated 7/31/13, due 8/1/13; proceeds $125,000; fully collateralized by various U.S. Government Agencies, 2.22% - 4.50% due 4/1/25 - 8/1/43; valued at $128,672)	125,000	125,000
Total Repurchase Agreements (Cost $15,028,970)		15,028,970
Total Investments (100.8%) (Cost $23,021,879)		23,021,879
Liabilities in Excess of Other Assets (-0.8%)		(185,178)
Net Assets (100.0%)		$22,836,701

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2013.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (45.5%)
Federal Home Loan Bank,
0.02%, 8/2/13 – 8/7/13 (a)	$4,582	$4,582
0.03%, 8/9/13 – 8/23/13 (a)	16,700	16,700
0.17%, 12/6/13 (b)	1,400	1,400
0.18%, 8/20/13	2,500	2,500
0.26%, 9/9/13	4,000	4,001
0.27%, 8/16/13	3,000	3,000
5.13%, 8/14/13	1,370	1,372
Total U.S. Agency Securities (Cost $33,555)		33,555

U.S. Treasury Securities (52.2%)
U.S. Treasury Bills,
0.01%, 8/1/13 (c)	23,500	23,500
0.04%, 8/1/13 (c)	10,000	10,000
U.S. Treasury Notes,
3.13%, 8/31/13	2,500	2,506
4.25%, 8/15/13	2,500	2,504
Total U.S. Treasury Securities (Cost $38,510)		38,510
Total Investments (97.7%) (Cost $72,065)		72,065
Other Assets in Excess of Liabilities (2.3%)		1,666
Net Assets (100.0%)		$73,731

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2013.
(c)	Rate shown is the yield to maturity at July 31, 2013.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (36.0%)
U.S. Treasury Bills,
0.07%, 1/23/14 (a)	$105,000	$104,964
0.08%, 12/5/13 (a)	52,500	52,485
0.09%, 1/2/14 (a)	95,000	94,965
0.11%, 8/8/13 – 10/3/13 (a)	137,000	136,978
0.13%, 8/22/13 – 8/29/13 (a)	108,000	107,990
0.14%, 5/29/14 (a)	45,000	44,949
U.S. Treasury Notes,
0.13%, 8/31/13	281,000	281,014
0.25%, 10/31/13 – 2/28/14	217,500	217,625
0.50%, 10/15/13 – 11/15/13	325,000	325,306
0.75%, 8/15/13 – 12/15/13	654,500	655,182
1.00%, 1/15/14	77,000	77,314
1.25%, 2/15/14	40,000	40,248
2.00%, 11/30/13	113,000	113,702
2.75%, 10/31/13	125,000	125,827
3.13%, 8/31/13 – 9/30/13	439,000	440,475
4.25%, 8/15/13 – 11/15/13	665,000	666,334
Total U.S. Treasury Securities (Cost $3,485,358)		3,485,358

Repurchase Agreements (63.8%)
Bank of Montreal, (0.01%, dated 7/26/13, due 8/2/13; proceeds $155,000; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.63% due 8/8/13 - 5/15/43; valued at $158,055)	155,000	155,000
Bank of Montreal, (0.06%, dated 7/3/13, due 8/2/13; proceeds $150,008; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.63% due 10/31/13 - 2/15/40; valued at $153,026)	150,000	150,000
Bank of Montreal, (0.07%, dated 7/1/13, due 8/1/13; proceeds $500,030; fully collateralized by various U.S. Government Obligations, Zero Coupon - 10.63% due 8/8/13 - 2/15/42; valued at $509,992)	500,000	500,000
Bank of Nova Scotia, (0.13%, dated 2/26/13, due 8/26/13; proceeds $200,131; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 9/15/13 - 2/15/43; valued at $203,905) (Demand 8/7/13)	200,000	200,000
Bank of Nova Scotia, (0.13%, dated 3/18/13, due 9/13/13; proceeds $250,162; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.88% due 10/31/13 - 11/15/41; valued at $255,081) (Demand 8/7/13)	250,000	250,000
Bank of Nova Scotia, (0.18%, dated 9/20/12, due 9/13/13; proceeds $250,435; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.63% due 9/19/13 - 2/15/42; valued at $255,068) (Demand 8/7/13)	250,000	250,000
Barclays Capital, Inc., (0.02%, dated 7/29/13, due 8/5/13; proceeds $200,001; fully collateralized by various U.S. Government Obligations, 0.75% - 4.25% due 2/15/15 - 11/15/40; valued at $204,051)	200,000	200,000
Barclays Capital, Inc., (0.07%, dated 7/31/13, due 8/1/13; proceeds $80,148; fully collateralized by various U.S. Government Obligations, 0.25% - 2.13% due 5/31/15 - 12/15/15; valued at $81,773)	80,148	80,148
BMO Capital Markets Corp., (0.05%, dated 7/31/13, due 8/7/13; proceeds $125,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.88% due 8/1/13 - 5/15/43; valued at $127,500)	125,000	125,000
BNP Paribas Securities Corp., (0.04%, dated 7/31/13, due 8/13/13; proceeds $150,002; fully collateralized by various U.S. Government Obligations, Zero Coupon due 5/15/17 - 8/15/41; valued at $153,107) (Demand 8/7/13)	150,000	150,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.05%, dated 7/29/13, due 10/28/13; proceeds $200,025; fully collateralized by various U.S. Government Obligations, Zero Coupon - 1.75% due 11/15/15 - 2/15/40; valued at $204,099) (Demand 8/7/13)	$200,000	$200,000
Credit Agricole Corp., (0.06%, dated 7/31/13, due 8/1/13; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 2.75% - 3.13% due 2/15/42 - 8/15/42; valued at $306,496)	300,000	300,000
Credit Suisse Securities USA, (0.06%, dated 7/29/13, due 10/28/13; proceeds $75,011; fully collateralized by a U.S. Government Obligation, 0.63% due 7/15/14; valued at $76,481)	75,000	75,000
Credit Suisse Securities USA, (0.06%, dated 7/31/13, due 10/28/13; proceeds $25,004; fully collateralized by a U.S. Government Obligation, 1.75% due 1/31/14; valued at $25,500)	25,000	25,000
Credit Suisse Securities USA, (0.07%, dated 6/7/13, due 9/5/13; proceeds $125,022; fully collateralized by a U.S. Government Obligation, 0.25% due 10/15/15; valued at $127,411)	125,000	125,000
Deutsche Bank Securities, Inc., (0.05%, dated 7/31/13, due 8/7/13; proceeds $150,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.25% due 8/15/13 - 5/15/40; valued at $152,993)	150,000	150,000
Deutsche Bank Securities, Inc., (0.06%, dated 7/16/13, due 10/16/13; proceeds $30,005; fully collateralized by various U.S. Government Obligations, Zero Coupon - 1.75% due 5/15/23 - 5/15/43; valued at $30,630)	30,000	30,000
Deutsche Bank Securities, Inc., (0.06%, dated 7/17/13, due 10/15/13; proceeds $160,024; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 8/15/13 - 1/15/26; valued at $163,164)	160,000	160,000
Deutsche Bank Securities, Inc., (0.07%, dated 6/6/13, due 9/4/13; proceeds $75,013; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.25% due 10/10/13 - 5/15/40; valued at $76,485)	75,000	75,000
Deutsche Bank Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $30,000; fully collateralized by a U.S. Government Obligation, 1.75% due 5/15/23; valued at $30,620)	30,000	30,000
Deutsche Bank Securities, Inc., (0.08%, dated 7/31/13, due 8/1/13; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 0.63% due 8/31/17; valued at $51,035)	50,000	50,000
Deutsche Bank Securities, Inc., (0.10%, dated 5/1/13, due 8/1/13; proceeds $40,010; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.25% due 11/15/14 - 2/15/42; valued at $40,766)	40,000	40,000
Goldman Sachs & Co., (0.01%, dated 7/26/13, due 8/2/13; proceeds $150,000; fully collateralized by various U.S. Government Obligations, 1.38% - 2.63% due 6/30/18 - 11/15/20; valued at $152,982)	150,000	150,000
HSBC Securities USA, (0.02%, dated 7/30/13, due 8/6/13; proceeds $100,000; fully collateralized by various U.S. Government Obligations, 0.25% - 2.63% due 6/30/14 - 11/15/20; valued at $101,928)	100,000	100,000
HSBC Securities USA, (0.04%, dated 7/31/13, due 8/7/13; proceeds $250,002; fully collateralized by various U.S. Government Obligations, 2.00% - 4.38% due 2/15/23 - 5/15/40; valued at $251,366)	250,000	250,000
HSBC Securities USA, (0.07%, dated 7/31/13, due 8/1/13; proceeds $225,000; fully collateralized by a U.S. Government Obligation, 1.88% due 6/30/20; valued at $229,151)	225,000	225,000
JP Morgan Securities LLC, (0.05%, dated 7/31/13, due 8/7/13; proceeds $45,000; fully collateralized by a U.S. Government Obligation, 2.50% due 4/30/15; valued at $45,631)	45,000	45,000

	Face Amount (000)	Value (000)
Merrill Lynch Pierce Fenner & Smith, (0.06%, dated 6/11/13, due 8/9/13; proceeds $175,017; fully collateralized by various U.S. Government Obligations, Zero Coupon - 1.25% due 8/31/15 - 11/15/21; valued at $178,073) (Demand 8/7/13)	$175,000	$175,000
Merrill Lynch Pierce Fenner & Smith, (0.06%, dated 7/10/13, due 9/9/13; proceeds $300,031; fully collateralized by various U.S. Government Obligations, 0.13% - 2.13% due 9/30/17 - 2/15/41; valued at $306,301) (Demand 8/7/13)	300,000	300,000
Merrill Lynch Pierce Fenner & Smith, (0.06%, dated 7/31/13, due 8/1/13; proceeds $10,000; fully collateralized by a U.S. Government Obligation, 0.75% due 6/30/17; valued at $10,207)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (0.07%, dated 6/3/13, due 8/2/13; proceeds $150,018; fully collateralized by various U.S. Government Obligations, 0.13% - 1.25% due 4/15/17 - 2/29/20; valued at $152,900)	150,000	150,000
Merrill Lynch Pierce Fenner & Smith, (0.07%, dated 7/8/13, due 9/6/13; proceeds $250,029; fully collateralized by various U.S. Government Obligations, 0.25% - 0.38% due 11/30/13 - 3/15/15; valued at $254,572) (Demand 8/7/13)	250,000	250,000
RBC Capital Markets LLC, (0.10%, dated 4/22/13, due 10/21/13; proceeds $400,202; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 8/15/13 - 5/15/43; valued at $407,892) (Demand 8/7/13)	400,000	400,000
RBS Securities, Inc., (0.06%, dated 7/31/13, due 8/1/13; proceeds $100,000; fully collateralized by a U.S. Government Obligation, 3.88% due 4/15/29; valued at $101,202)	100,000	100,000
RBS Securities, Inc., (0.06%, dated 7/31/13, due 8/1/13; proceeds $250,000; fully collateralized by a U.S. Government Obligation, 0.88% due 12/31/16; valued at $254,814)	250,000	250,000
Societe Generale, (0.06%, dated 7/2/13, due 8/2/13; proceeds $50,003; fully collateralized by various U.S. Government Obligations, 0.13% - 3.63% due 4/15/17 - 4/15/28; valued at $51,030)	50,000	50,000
Societe Generale, (0.06%, dated 7/31/13, due 8/7/13; proceeds $100,001; fully collateralized by various U.S. Government Obligations, 0.13% - 3.63% due 7/15/14 - 1/15/29; valued at $102,086)	100,000	100,000
Wells Fargo Securities LLC, (0.06%, dated 7/31/13, due 8/1/13; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 0.25% - 4.75% due 11/15/13 - 2/15/43; valued at $306,406)	300,000	300,000
Total Repurchase Agreements (Cost $6,175,148)		6,175,148
Total Investments (99.8%) (Cost $9,660,506)		9,660,506
Other Assets in Excess of Liabilities (0.2%)		22,534
Net Assets (100.0%)		$9,683,040

(a)           Rate shown is the yield to maturity at July 31, 2013.

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (124.4%)
U.S. Treasury Bills,
0.01%, 8/1/13 – 8/22/13 (a)	$448,000	$448,000
0.02%, 8/1/13 – 8/22/13 (a)	1,202,000	1,201,992
0.03%, 8/1/13 – 8/29/13 (a)	1,076,000	1,075,981
0.04%, 10/17/13 – 10/24/13 (a)	240,000	239,981
0.05%, 9/5/13 (a)	75,000	74,997
0.07%, 1/23/14 (a)	30,000	29,990
0.08%, 12/5/13 (a)	15,000	14,996
0.09%, 1/2/14 (a)	25,000	24,991
0.11%, 8/8/13 – 10/3/13 (a)	45,000	44,995
0.13%, 8/22/13 – 8/29/13 (a)	30,000	29,997
U.S. Treasury Notes,
0.13%, 8/31/13	112,000	112,005
0.25%, 10/31/13 – 2/28/14	40,000	40,023
0.50%, 10/15/13	25,000	25,022
0.75%, 8/15/13 – 9/15/13	104,500	104,554
1.00%, 1/15/14	10,000	10,041
1.75%, 1/31/14	25,000	25,206
2.00%, 11/30/13	40,000	40,249
2.75%, 10/31/13	40,000	40,265
3.13%, 8/31/13 – 9/30/13	77,500	77,822
4.25%, 8/15/13	129,000	129,209
Total Investments (124.4%) (Cost $3,790,316)		3,790,316
Liabilities in Excess of Other Assets (-24.4%)		(743,406)
Net Assets (100.0%)		$3,046,910

(a)           Rate shown is the yield to maturity at July 31, 2013.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.8%)
Commercial Paper (a) (2.5%)
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-2
0.20%, 3/5/14	$1,000	$1,000
0.22%, 8/5/13	5,000	5,000
		6,000

Daily Variable Rate Bonds (19.1%)
Gainesville, FL, Utilities System 2012 Ser B
0.05%, 10/1/42	10,700	10,700
Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012
0.03%, 11/1/41	11,100	11,100
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2011 Ser DD-1
0.04%, 6/15/43	1,000	1,000
New York City, NY, Fiscal 2012 Subser G-6
0.04%, 4/1/42	23,000	23,000
		45,800

Municipal Bonds & Notes (9.6%)
Akron, OH, Health Benefit Claims Special Obligation Income Tax Supported Ser 2013 BANs
1.13%, 3/13/14	1,600	1,607
Antelope Valley Community College District, CA, Ser 2012-13 TRANs
2.00%, 10/15/13	1,000	1,003
Baltimore County, MD, Consolidated Public Improvement Ser 2004
5.00%, 8/1/13	500	500
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2008 B
5.25%, 12/1/13	800	813
Hazard, KY, Appalachian Regional Healthcare Ser 2012 BANs
1.00%, 12/1/13	2,000	2,003
Lincoln, NE, Lincoln Electric System Ser 2012
3.00%, 9/1/13	1,470	1,473
Los Angeles County Schools Pooled Financing Program, CA, Pooled 2012-2013 Ser C-8 TRANs
2.00%, 1/31/14	3,000	3,025
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Ser 14
5.00%, 8/1/13	880	880
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University Ser 2008 Ser A
5.00%, 10/1/13	700	705
Metropolitan Transportation Authority, NY, Ser 2008 B-1
5.00%, 11/15/13	590	598
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013
1.00%, 2/1/14	600	602
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2005 Ser A Subser A1
5.00%, 11/1/13	400	405
Future Tax Fiscal 2007 Ser B

	Face Amount (000)	Value (000)
5.00%, 11/1/13	$560	$567
New York City, NY,
Fiscal 2003 Ser C
5.25%, 9/15/13	845	850
Fiscal 2003 Ser D
5.00%, 10/15/13	550	555
Fiscal 2004 Ser D
4.30%, 10/15/13	425	429
Fiscal 2009 Ser K
5.00%, 8/1/13	500	500
Fiscal 2010 Ser C
5.00%, 8/1/13	1,170	1,170
Fiscal 2010 Ser E
3.00%, 8/1/13	500	500
Ohio, Infrastructure Improvement Ser 2001 A
5.50%, 8/1/13	475	475
Orlando Utilities Commission, FL, Water & Electric Ser 1996 A
3.75%, 10/1/13	900	905
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs
1.00%, 3/1/14	1,000	1,004
San Antonio, TX, Electric & Gas Systems Ser 2008 A
5.50%, 2/1/14	500	513
Texas, Ser 2003 A
5.25%, 10/1/13	1,950	1,966
		23,048

Put Option Bonds (6.7%)
Deutsche Bank SPEARS, ND, North Dakota Housing Finance Agency Home Mortgage 2012 Ser A SPEARS Ser DBE-1119
0.27%, 7/1/34 (b)(c)	3,240	3,240
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.18%, 4/1/51 (c)	1,400	1,400
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.16%, 2/1/46 (c)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.16%, 2/1/46 (c)	1,300	1,300
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.18%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2010 C
0.18%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2012 A
0.14%, 11/1/34 (c)	1,050	1,050
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.17%, 10/1/27 (c)	1,000	1,000
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.15%, 11/1/34 (c)	1,210	1,210
		16,170

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (61.9%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.08%, 1/1/38 (b)	$5,000	$5,000
Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.04%, 12/31/47	10,000	10,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.06%, 8/1/39	10,000	10,000
Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X
0.10%, 10/1/33 (b)	5,530	5,530
Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X
0.08%, 6/15/45 (b)	1,430	1,430
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.05%, 4/1/38	10,000	10,000
Houston, TX, Combined Utility System First Lien Ser 2004 B2
0.04%, 5/15/34	9,200	9,200
Indiana Finance Authority, Trinity Health Ser 2008 D-1
0.04%, 12/1/34	9,400	9,400
Massachusetts Water Resources Authority, Gen Ser 2008 A-3
0.04%, 8/1/37	10,000	10,000
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.04%, 5/1/41	10,000	10,000
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.04%, 5/1/41	12,900	12,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
0.04%, 2/1/35	17,100	17,100
New York City, NY, Fiscal 2010 Subser G-4
0.05%, 3/1/39	3,000	3,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.06%, 11/1/38	10,000	10,000
RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19
0.06%, 10/1/13 (b)	2,900	2,900
RBC Municipal Products Trust, Inc., PA, Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22
0.06%, 12/1/38 (b)	9,965	9,965
Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X
0.09%, 8/15/41 (b)	2,300	2,300
Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C
0.06%, 11/1/37 (b)	2,800	2,800
Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C
0.06%, 2/1/46 (b)	4,730	4,730

	Face Amount (000)	Value (000)
Wells Fargo Stage Trust, WI, Wisconsin Ser 2012 B Stage Trust Ser 111C
0.06%, 5/1/33 (b)	$2,095	$2,095
		148,350
Total Investments (99.8%) (Cost $239,368)		239,368
Other Assets in Excess of Liabilities (0.2%)		456
Net Assets (100.0%)		$239,824

(a)                                           The rates shown are the effective yields at the date of purchase.

(b)                                           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                            Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2013.

BANs                          Bond Anticipation Notes.

TRANs                  Tax and Revenue Anticipation Notes.

TRs                                    Trust Receipts.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$51,104	21.3%
Texas	29,592	12.3
Florida	28,135	11.7
Alabama	22,900	9.5
Virginia	17,020	7.1
Nebraska	16,203	6.8
Massachusetts	12,090	5.0
District of Columbia	10,000	4.2
Pennsylvania	9,965	4.1
Indiana	9,400	3.9
Kentucky	5,307	2.2
Arizona	5,000	2.1
California	4,028	1.7
Minnesota	3,502	1.5
North Dakota	3,240	1.3
Colorado	2,800	1.2
Utah	2,300	1.0
Wisconsin	2,095	0.9
Ohio	2,082	0.9
Illinois	1,400	0.6
Tennessee	705	0.3
Maryland	500	0.2
	$239,368	99.8%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • July 31, 2013 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of July 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Money Market Portfolio
Assets:
Certificates of Deposit	$—	$228,349	$—	$228,349
Commercial Paper	—	318,734	—	318,734
Extendible Floating Rate Notes	—	227,196	—	227,196
Floating Rate Notes	—	398,000	—	398,000
Repurchase Agreements	—	941,280	—	941,280
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Municipal Bond	—	16,940	—	16,940
Weekly Variable Rate Bonds	—	408,770	—	408,770
Total Tax-Exempt Instruments	—	435,710	—	435,710
Time Deposit	—	130,000	—	130,000
Total Assets	$—	$2,679,269	$—	$2,679,269

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Prime Portfolio
Assets:
Certificates of Deposit	$—	$4,096,994	$—	$4,096,994
Commercial Paper	—	1,523,388	—	1,523,388
Extendible Floating Rate Notes	—	1,598,224	—	1,598,224
Floating Rate Notes	—	2,728,499	—	2,728,499
Repurchase Agreements	—	8,908,100	—	8,908,100
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Daily Variable Rate Bond	—	19,940	—	19,940
Weekly Variable Rate Bonds	—	1,654,816	—	1,654,816
Total Tax-Exempt Instruments	—	1,709,756	—	1,709,756
Time Deposits	—	1,120,000	—	1,120,000
Total Assets	$—	$21,684,961	$—	$21,684,961

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Portfolio
Assets:
U.S. Agency Securities	$—	$7,857,353	$—	$7,857,353
U.S. Treasury Securities	—	135,556	—	135,556
Repurchase Agreements	—	15,028,970	—	15,028,970
Total Assets	$—	$23,021,879	$—	$23,021,879

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Securities Portfolio
Assets:
U.S. Agency Securities	$—	$33,555	$—	$33,555
U.S. Treasury Securities	—	38,510	—	38,510
Total Assets	$—	$72,065	$—	$72,065

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Portfolio
Assets:
U.S. Treasury Securities	$—	$3,485,358	$—	$3,485,358
Repurchase Agreements	—	6,175,148	—	6,175,148
Total Assets	$—	$9,660,506	$—	$9,660,506

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Securities Portfolio
Assets:
U.S. Treasury Securities	$—	$3,790,316	$—	$3,790,316
Total Assets	$—	$3,790,316	$—	$3,790,316

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Tax-Exempt Portfolio
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$6,000	$—	$6,000
Daily Variable Rate Bonds	—	45,800	—	45,800
Municipal Bonds & Notes	—	23,048	—	23,048
Put Option Bonds	—	16,170	—	16,170
Weekly Variable Rate Bonds	—	148,350	—	148,350
Total Tax-Exempt Instruments	—	239,368	—	239,368
Total Assets	$—	$239,368	$—	$239,368

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2013, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
September 18, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2013